As filed with the Securities and Exchange Commission on March 19, 2021

REGISTRATION NO. 333-214403
INVESTMENT COMPANY ACT NO. 811-2320
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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 6

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 9

Allstate Assurance Company Variable Life Account
(Exact Name of Registrant)

Allstate Assurance Company
(Name of Depositor)

Street Address:
3075 Sanders Road
Northbrook, IL 60062-7127
(Address of Depositor's principal executive offices)
Telephone Number: 1-800-366-1411
Fax Number: 1-866-525-5433

JAN FISCHER-WADE, ESQUIRE
ALLSTATE ASSURANCE COMPANY
2920 SOUTH 84TH STREET
LINCOLN, NE 68506
(Name and address of agent for service)

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing become effective: (check appropriate space)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[ ] on ____ pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485
[X] on April 19, 2021 pursuant to paragraph (a)(i) of Rule 485

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933, pursuant to Section 24 of the Investment Company Act of 1940.

EXPLANATORY NOTE

This Post-Effective Amendment No. 6 (“PEA No. 6”) to the Registration Statement on Form N-6, File No. 333-214403, Allstate Assurance Company Variable Life Account is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”) for the sole purpose of delaying, until April 19, 2021, the effectiveness of Post-Effective Amendment No. 4, which was filed on December 11, 2020 (accession no. 0000839759-20-000203).  We have received and are currently working to address Staff comments, and we will make a filing pursuant to Rule 485 at a future date that incorporates our responses to the comments and any required missing information or items. The Prospectus, Statement of Additional Information, Part C and the Initial Summary Prospectus that were filed as part of Post-Effective Amendment No. 4 are hereby incorporated by reference.  Other than as set forth herein, this Post-Effective Amendment does not amend or delete any other part of this Registration Statement.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Financial Advisors Separate Account I, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused the amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on this 19th day of March, 2021.

ALLSTATE ASSURANCE VARIABLE LIFE ACCOUNT
(Registrant)
By: ALLSTATE ASSURANCE COMPANY

By: /s/ Angela K. Fontana
-------------------------
Angela K. Fontana
Director, Vice President, General Counsel and Secretary

ALLSTATE ASSURANCE COMPANY
(Depositor)

By: /s/ Angela K. Fontana
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Angela K. Fontana
Director, Vice President, General Counsel and Secretary

As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company, on this 19th day of March, 2021.

(Signature)	(Title)

*/ John E. Dugenske	Director and Chief Executive Officer
John E. Dugenske

/s/ Angela K. Fontana	Director, Vice President, General Counsel and Secretary
Angela K. Fontana

*/ Mario Imbarrato	Director, Senior Vice President and Chief Financial Officer
Mario Imbarrato

*/ Jesse E. Merten	Director and President
Jesse E. Merten

*/ Julie Parsons	Director
Julie Parsons

*/ John C. Pintozzi	Director, Senior Vice President and Controller
John C. Pintozzi

*/ Mark Q. Prindiville	Director
Mark Q Prindiville

*/ Mario Rizzo	Director
Mario Rizzo

*/ Glenn T. Shapiro	Director
Glenn T. Shapiro

*/ Brian P. Stricker	Director and Senior Vice President
Brian P. Striker

*/ Thomas J. Wilson	Director and Chairman of the Board
Thomas J. Wilson

* By Angela K. Fontana, pursuant to Power of Attorney, filed herewith or previously filed.